Signigicant Accounting Policies - Schedule of Revenue Percentage by Major Customer (Table) (Details) - Customer Concentration Risk [Member] - Revenues [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Charterer A [Member]
Product Information [Line Items]
Concentration Risk, Percentage	13.00%	14.00%	12.00%
Charterer B [Member]
Product Information [Line Items]
Concentration Risk, Percentage	8.00%	11.00%	9.00%
Charterer C [Member]
Product Information [Line Items]
Concentration Risk, Percentage	8.00%	8.00%	9.00%